Investment Objectives and Goals - Defiance 2X Daily Long Pure Drone and Aerial Automation ETF	Jan. 26, 2026
Prospectus [Line Items]
Risk/Return [Heading]	DEFIANCE 2X DAILY LONG PURE Drone and Aerial Automation ETF – FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks daily investment results, before fees and expenses, that correspond to two times (2X) the daily performance of the BITA Pure Drone and Aerial Automation Index (the “Index”).